Ordinary Shares (Details) - $ / shares	Jun. 30, 2024 [1]	Dec. 22, 2023	Jun. 30, 2023 [1]
Ordinary Shares [Abstract]
Ordinary shares issued	156	156	156
Ordinary share, par value	$ 1	$ 1	$ 1

[1]	The shares and per share information are presented on a retroactive basis to reflect the shares reorganization (Note 10).